CONSOLIDATED BALANCE SHEETS - GBP (£) £ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Non-current assets
Property, plant and equipment	£ 1,944	£ 1,127
Goodwill	7,592	8,125
Other intangible assets	24	17
Financial assets at amortized cost	301	303
Non-current assets	9,861	9,572
Current assets
Cash and cash equivalents	73,537	27,449
Derivative financial instrument		1,492
R&D tax credit receivable	6,945	3,536
Other current assets	5,520	4,616
Trade receivables	331	29,306
Current assets	86,333	76,399
Non-current liabilities
Contract liabilities	(72,501)	(51,337)
Non-current liabilities	(72,501)	(51,337)
Current liabilities
Contract liabilities	(4,247)	(17,042)
Trade and other payables	(10,783)	(8,192)
Lease liability	(137)	(341)
Current liabilities	(15,167)	(25,575)
Net assets	8,526	9,059
Capital and reserves attributable to the owners of the parent
Share capital	4,489	4,165
Capital reserves	225,462	186,891
Translation reserve	1,541	2,218
Accumulated losses	(222,966)	(184,215)
Total shareholders equity	£ 8,526	9,059
Term Deposit
Current assets
Financial assets at amortized cost		£ 10,000